Revenue from contract with customer (Details) € in Millions, $ in Millions					1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended	15 Months Ended
	Nov. 01, 2022 CHF (SFr)	May 01, 2021 CHF (SFr)	Oct. 30, 2020 USD ($)	Jan. 02, 2018 USD ($) item	Aug. 31, 2022 CHF (SFr)	Jan. 31, 2018 USD ($)	Jun. 30, 2023 CHF (SFr)	Jun. 30, 2022 CHF (SFr)	Jun. 30, 2023 CHF (SFr)	Jun. 30, 2022 CHF (SFr)	Dec. 31, 2019 USD ($)	Jul. 31, 2022 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2004 EUR (€)
Revenue from contract with customer
Revenue from contract with customer							SFr 630,877	SFr 183,354	SFr 1,131,769	SFr 420,591
Contract asset and trade receivables							500,000		500,000				SFr 600,000
Indivior PLC
Revenue from contract with customer
Number of distinct material promises and performance obligations | item				2
Indivior PLC | Rights granted
Revenue from contract with customer
Revenue from contract with customer | $						$ 5.0
Indivior PLC | Achievement of pre-specified milestones
Revenue from contract with customer
Variable consideration allocated to contract | $				$ 330.0
Indivior PLC | Research
Revenue from contract with customer
Revenue from contract with customer							600,000	200,000	1,100,000	400,000
Initial research term				2 years
Increment period for extension of research term				12 months
Number of newly identified compounds selected | item				1
Additional funding for research and development costs incurred	SFr 950,000	SFr 3,700,000	$ 2.8		SFr 850,000						$ 1.6
Research funding received												SFr 2,700,000
Research funding paid by investor to third parties												SFr 1,000,000.0
Contract asset and trade receivables							400,000		400,000				SFr 400,000
Indivior PLC | Research | Minimum
Revenue from contract with customer
Annual funding for research and development costs incurred | $				$ 2.0
Indivior PLC | Research | Indivior PLC
Revenue from contract with customer
Number of newly identified compounds selected | item				1
Janssen Pharmaceuticals Inc. | Development
Revenue from contract with customer
Revenue from contract with customer							SFr 0	SFr 0	SFr 0	SFr 0
Janssen Pharmaceuticals Inc. | Development | Maximum
Revenue from contract with customer
Variable consideration allocated to contract | €														€ 109